GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION - Schedule of Revenue and Long-lived Assets by Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Revenues from External Customers and Long-Lived Assets
Total revenue	$ 474,042	$ 443,458	$ 457,109
Total property and equipment, net	30,839	37,595
Total EMEA
Revenues from External Customers and Long-Lived Assets
Total revenue	405,756	379,674	377,920
Israel
Revenues from External Customers and Long-Lived Assets
Total revenue	328,371	274,113	277,605
Total property and equipment, net	24,510	31,104
Germany
Revenues from External Customers and Long-Lived Assets
Total revenue	63,258	86,834	77,540
Other
Revenues from External Customers and Long-Lived Assets
Total revenue	14,127	18,727	22,775
Total Americas
Revenues from External Customers and Long-Lived Assets
Total revenue	55,595	51,880	63,713
United States
Revenues from External Customers and Long-Lived Assets
Total revenue	37,726	44,746	53,354
Total property and equipment, net	538	902
Other
Revenues from External Customers and Long-Lived Assets
Total revenue	17,869	7,134	10,359
APAC
Revenues from External Customers and Long-Lived Assets
Total revenue	12,691	11,904	$ 15,476
Other countries
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	$ 5,791	$ 5,589